Share-based Payment Arrangements (Details) - USD ($) $ / shares in Units, $ in Thousands											12 Months Ended
	Oct. 31, 2022	Jul. 11, 2022	Jun. 23, 2022	May 23, 2022	Nov. 07, 2021	Aug. 31, 2021	Jun. 07, 2021	Oct. 12, 2020	May 18, 2020	Apr. 02, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangements (Details) [Line Items]
Stock option granted	$ 750	$ 3,750		$ 6,635						$ 151
Options exercise price (in Dollars per share)	$ 0.208	$ 0.245								$ 0.347	$ 0.208	$ 0.346	$ 0.346
Vesting period								3 years	3 years	3 years	3 years
Exercisable period									5 years	7 years
Fair value of options and grants measured										$ 40
Additional stock option granted										$ 27
Additional stock option exercise price (in Dollars per share)										$ 1.98
Additional vesting period										3 years
Additional exercisable period										4 years
Additional fair value of options and grants										$ 3
American shares (in Shares)											10
Option outstanding											$ 6	$ 6	$ 6
Weighted average contractual life												3 years 10 months 24 days	5 years 10 months 20 days
Board of Directors [Member]
Share-based Payment Arrangements (Details) [Line Items]
Stock option granted					$ 112	$ 420	$ 638	$ 232	$ 1,853		$ 1,463
Options exercise price (in Dollars per share)					$ 0.47	$ 0.492	$ 0.47	$ 0.432	$ 0.421		$ 0.421
Exercisable period	5 years	5 years	5 years		5 years	5 years	5 years
Fair value of options and grants measured			$ 3,237
Board of Directors [Member] | Bottom of range [Member]
Share-based Payment Arrangements (Details) [Line Items]
Exercisable period											5 years
Officer [Member]
Share-based Payment Arrangements (Details) [Line Items]
Stock option granted										178
Options exercise price (in Dollars per share)			$ 0.304
Exercisable period								5 years
Fair value of options and grants measured	$ 267
Consultant per shares (in Dollars per share)			$ 0.276
Chairman Of Board [Member]
Share-based Payment Arrangements (Details) [Line Items]
Fair value of options and grants measured		$ 591
Shareholder Equity [Member]
Share-based Payment Arrangements (Details) [Line Items]
American shares (in Shares)												10
Shareholder Equity [Member]
Share-based Payment Arrangements (Details) [Line Items]
Stock option granted				$ 5,885
Shareholder Equity [Member] | Board of Directors [Member]
Share-based Payment Arrangements (Details) [Line Items]
Vesting period			3 years
Fair value of options and grants measured			$ 3,237		$ 73
Shareholder Equity [Member]
Share-based Payment Arrangements (Details) [Line Items]
Stock option granted	$ 750	$ 150
Additional fair value of options and grants										$ 54,472
Shareholder Equity [Member] | Board of Directors [Member]
Share-based Payment Arrangements (Details) [Line Items]
Vesting period	3 years	3 years			3 years	3 years	3 years
Fair value of options and grants measured						$ 268	$ 406	$ 171	$ 1,845		$ 2,342
Shareholder Equity [Member] | New Director [Member]
Share-based Payment Arrangements (Details) [Line Items]
Stock option granted					$ 112
Shareholder Equity [Member] | Officer and Employee [Member]
Share-based Payment Arrangements (Details) [Line Items]
Stock option granted						$ 420	$ 488	$ 232	$ 1,853
Shareholder Equity [Member] | Chief Executive Officer [Member]
Share-based Payment Arrangements (Details) [Line Items]
Stock option granted											$ 1,463